DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 385,000
Loss on conversion of Convertible notes payable	895,000
Amortization of original issue discount	428,000
Interest expense	374,000
Change in fair value of derivative liabilties	1,023,000
Warrant liabilities	747,000
Net cash provided by operating activities	232,628	$ 393,857	$ 523,125	$ 2,639,564
Accumulated deficit	55,496,000
Working capital deficit	$ 13,543,000		$ 16,076,425